CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	20,696,476,576	20,575,438,744
Ordinary shares, shares outstanding	20,696,476,576	20,575,438,744